Other Payables, Accruals and Advance Receipts (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018
Other Payables, Accruals and Advance Receipts
Accrued salaries and benefits	$ 9,602	$ 8,715
Accrued research and development expenses	42,960	28,883
Accrued selling and marketing expenses	4,530	4,675
Accrued administrative and other general expenses	7,751	6,181
Deferred government incentives	505	1,817
Deposits	1,296	1,230
Dividend payable to non-controlling shareholder of subsidiary (Note 17(iv))		1,282
Accrued issuance costs	6,542
Others	2,381	3,544
Total other payables, accruals and advance receipts	$ 75,567	$ 56,327